Postretirement Benefits Expense Weighted Average Rate Assumptions (Detail)	3 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2012 Pension Plans, Defined Benefit	Jul. 31, 2012 Pension Plans, Defined Benefit	Oct. 31, 2012 Pension Plans, Defined Benefit		Oct. 31, 2011 Pension Plans, Defined Benefit		Oct. 31, 2010 Pension Plans, Defined Benefit		Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit	Oct. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit		Oct. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit		Oct. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.30%	4.20%	4.10%	[1]	4.80%	[1]	5.40%	[1]	5.60%	5.50%	4.20%	[1]	4.60%	[1]	5.60%	[1]
Expected long-term rate of return on plan assets used to determine net postretirement benefits expense			8.30%		8.50%		8.50%				8.30%		8.50%		8.50%
Expected rate of increase in future compensation levels used to determine net postretirement benefits expense			3.50%		3.50%		3.50%				0.00%		0.00%		0.00%

[1]	In 2012 for pension benefits, the weighted average discount rate used to compute the expense for the period of November 1, 2011 through July 31, 2012 was 4.2%. Due to plan remeasurements at July 31, 2012 at a rate of 3.3%, the weighted average discount rate for the full fiscal year 2012 was 4.1%. In 2010 for health and life insurance benefits, the weighted average discount rate used to compute the expense for the period of November 1, 2009 through March 31, 2010 was 5.5%. Due to a plan remeasurement at March 31, 2010 at a rate of 5.6%, the weighted average discount rate for the full fiscal year 2010 was 5.6%.